Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of components of income tax benefit
The components of the income tax benefit are as follows:

	Years ended December 31,
	2024	2023
Federal tax at statutory rate	21.0%	21.0%
State taxes, net of federal deduction	3.2%	3.6%
R&D credits	0.1%	0.2%
Other	(2.3)%	(0.1)%
Change in valuation allowance	(22.0)%	(24.7)%

Income tax benefit	0.0%	0.0%

Components of net deferred taxes asset and liabilities
Significant components of deferred income taxes are as follows (in thousands):

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$53,984	$9,027
R&D tax credit	837	837
Deferred R&D expenses	32,729	11,123
Accrued expenses	1,903	783
Share-based compensation	978	104
Other	424	337

Total deferred tax assets	90,855	22,211
Valuation allowance	(90,855)	(22,211)

Deferred tax assets, net of valuation allowance	—	—